May 4, 1997


Securities and Exchange Commission
Attn: Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, DC 20549

                                           Re: Professionally Managed Portfolios
                                            File No. 811-5037
                                            CIK No. 811030

Dear Sir or Madam:

On behalf of the above Registrant and pursuant to Rule 30b-2 under the Investment Company Act of 1940, I enclose for filing via EDGAR, a copy of the Semi-annual Report to shareholders of the Academy Value Fund series of the Registrant for the six month period ended February 28, 1998.

If you have any questions, please contact me at (602) 952-1100.

Sincerely yours,

/s/
Robert H. Wadsworth

                               Academy Value Fund

                               Semi-Annual Report

                                February 28, 1998

                               Academy Value Fund

March 31, 1998



Dear Shareholders:

The last six months have been one of significant activity for the Academy Value Fund. During the market decline in the third quarter of last year, your Fund was able to use its cash reserves to purchase shares of high-quality companies at significant discounts to their fair value. These companies include highly-regarded names such as Tommy Hilfiger and Illinova. We also were able to invest in several growth companies that are under-followed by Wall Street, such as Olsten Corporation and Lone Star Steakhouse. In total, six new securities were added to the portfolio while only one security was sold. We also took advantage of the market decline to purchase additional shares of existing holdings.

We are very excited about the composition of the current investment portfolio. Given the steady growth/low interest rate environment, we think that the prospects for equities remain solid over the near term. However, we continue to be cautious in our investment approach to protect against another sharp decline in market sentiment and prices. As always, we will place a priority on protecting principal in our efforts to maximize value for our shareholders.

Sincerely,

/s/

Academy Capital Management, Inc.

                               Academy Value Fund

SCHEDULE OF INVESTMENTS at February 28, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 89.7%                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Apparel Manufacturer: 1.8%
       2,300         Tommy Hilfiger Corp.*...................................................            $ 123,194
                                                                                                         ---------

                     Chemicals: 3.8%
       5,150         Great Lakes Chemicals Corp..............................................              250,419
         682         Millennium Chemicals, Inc...............................................               17,604
                                                                                                            ------
                                                                                                           268,023
                                                                                                           -------
                     Computers and Information Processing: 5.6%
      22,100         Bell Microproducts, Inc.*...............................................              176,800
      14,044         Silicon Graphics, Inc.*.................................................              211,538
                                                                                                           -------
                                                                                                           388,338
                                                                                                           -------
                     Conglomerate: 1.5%
       4,193         Hanson Trust - PLC, ADR.................................................              106,135
                                                                                                           -------

                     Consumer Services: 9.0%
       8,000         CPI Corp................................................................              192,500
       4,550         Deluxe Corp.............................................................              154,984
       7,300         Franklin Covey Company*.................................................              177,937
       9,500         Sealright Company, Inc.*................................................              106,875
           -                                                                                               -------
                                                                                                           632,296
                                                                                                           -------
                     Cosmetic and Personal Care Products: 1.2%
       1,966         Block Drug Company, Inc., Class A.......................................               82,818
                                                                                                            ------

                     Electric - Integrated: 3.5%
       8,700         Illinova Corp...........................................................              241,425
                                                                                                           -------

                     Electronic Security Devices: 2.9%
      21,400         Ultrak, Inc.*...........................................................              201,962
                                                                                                           -------

                     Environmental Services: 5.8%
      20,141         Fluor Daniel/GTI, Inc.*.................................................              190,081
      36,000         Gundle/SLT Environmental, Inc...........................................              216,000
                                                                                                           -------
                                                                                                           406,081
                                                                                                           -------
See accompanying Notes to Financial Statements.

                               Academy Value Fund

SCHEDULE OF INVESTMENTS at February 28, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Financial Services: 7.9%
      19,000         London Pacific Group, Ltd., ADR.........................................            $ 237,500
     117,300         National Auto Credit, Inc.*.............................................              190,612
       4,100         Union Corp.*............................................................              128,638
                                                                                                           -------
                                                                                                           556,750
                                                                                                           -------
                     Health Care Providers: 3.6%
      18,000         NovaCare, Inc.*.........................................................              252,000
                                                                                                           -------

                     Industrial Products: 2.8%
       6,550         Watts Industries, Inc., Class A.........................................              196,909
           -                                                                                               -------

                     Insurance: 3.1%
       6,656         AmerUs Life Holdings, Inc...............................................              217,152
                                                                                                           -------

                     Media: 3.0%
       7,900         King World Productions, Inc.............................................              210,831
                                                                                                           -------

                     Medical Products: 6.3%
      14,800         IDEXX Laboratories, Inc.*...............................................              232,175
      10,100         Vital Signs, Inc........................................................              213,363
                                                                                                           -------
                                                                                                           445,538
                                                                                                           -------
                     Pharmaceuticals: 2.2%
      44,300         Huntingdon Life Sciences Group - PLC, ADR*..............................              155,050
                                                                                                           -------

                     Restaurants: 3.1%
      12,450         Luby's Cafeterias, Inc..................................................              216,319
                                                                                                           -------

                     Retailers - Broadline: 5.7%
       3,550         Dillard's, Inc., Class A................................................              126,469
      20,200         Kmart Corp.*............................................................              270,175
                                                                                                           -------
                                                                                                           396,644
                                                                                                           -------
See accompanying Notes to Financial Statements.

                               Academy Value Fund

SCHEDULE OF INVESTMENTS at February 28, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Retailers - Specialty: 1.8%
      10,400         Wolohan Lumber Company..................................................            $ 126,750
                                                                                                         ---------

                     Telephone Systems: 2.8%
       3,900         Telefonos de Mexico SA, ADR.............................................              197,681
                                                                                                           -------

                     Tobacco: 10.6%
      18,637         Imperial Tobacco Group - PLC, ADR.......................................              256,841
      13,800         UST, Inc................................................................              489,038
                                                                                                           -------
                                                                                                           745,879
                                                                                                           -------
                     Transportation: 1.7%
       8,200         Laidlaw, Inc............................................................              120,438
                                                                                                           -------

                     Total Common Stocks (cost $5,536,258)...................................            6,288,213
                                                                                                         ---------

Principal Amount     REPURCHASE AGREEMENT: 10.9%
------------------------------------------------------------------------------------------------------------------------------------
    $767,000         Star Bank Repurchase Agreement, 4.80%, dated 2/27/1998,
                     due 3/2/1998, collateralized by $783,956 GNMA, due 5/20/2024
                     (proceeds $767,307) (cost $767,000).....................................              767,000
                                                                                                           -------

                     Total Investments in Securities (cost $6,303,258+): 100.6% .............            7,055,213
                     Liabilities in excess of Other Assets: (0.6)%...........................              (40,300)
                                                                                                           -------
                     Total Net Assets: 100.0% ...............................................           $7,014,913
                                                                                                       ==========

*Non-income producing security.

+ At February 28, 1998,  the cost of securities for Federal tax purposes was the
same  as  the  basis  for  financial  reporting.   Unrealized  appreciation  and
depreciation of securities were as follows:

                     Gross unrealized appreciation...........................................           $1,229,704
                     Gross unrealized depreciation...........................................             (477,749)
                                                                                                          --------
                               Net unrealized appreciation...................................            $ 751,955
                                                                                                         =========

See accompanying Notes to Financial Statements.

                               Academy Value Fund

STATEMENT OF ASSETS AND LIABILITIES at February 28, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (cost $5,536,258) .................................           $6,288,213
      Repurchase agreement (cost $767,000)...................................................              767,000
      Cash...................................................................................                  264
      Dividends and interest receivable......................................................                3,901
      Prepaid expenses and other assets......................................................                  200
                                                                                                               ---
                  Total assets ..............................................................            7,059,578
                                                                                                         ---------

LIABILITIES
      Payables:
            Advisory fees....................................................................                5,133
            Administration fee...............................................................                1,799
            Distribution fees................................................................                2,764
            Securities purchased.............................................................               31,304
      Accrued expenses ......................................................................                3,665
                                                                                                             -----
                  Total liabilities..........................................................               44,665
                                                                                                            ------

NET ASSETS                                                                                              $7,014,913
                                                                                                        ==========

Net asset value, offering and redemption price per share
      ($7,014,913/542,929 shares outstanding;
      unlimited number of shares authorized without par value) ..............................               $12.92
                                                                                                            ======

COMPONENTS OF NET ASSETS
      Paid-in capital........................................................................           $6,218,367
      Accumulated net investment loss........................................................               (3,911)
      Undistributed net realized gain on investments.........................................               48,502
      Net unrealized appreciation on investments.............................................              751,955
                                                                                                           -------
                  Net assets ................................................................           $7,014,913
                                                                                                        ==========



See accompanying Notes to Financial Statements.

                               Academy Value Fund

STATEMENT OF OPERATIONS - For the Six Months Ended February 28, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income
            Dividends........................................................................             $ 51,656
            Interest.........................................................................               17,796
                                                                                                            ------
                  Total income...............................................................               69,452
                                                                                                            ------

      Expenses
            Advisory fees....................................................................               32,835
            Administration fee...............................................................               14,876
            Distribution fees................................................................                8,209
            Audit fees.......................................................................                7,661
            Registration fees................................................................                7,106
            Fund accounting fees.............................................................                6,832
            Transfer agent fees..............................................................                4,700
            Custody fees.....................................................................                3,020
            Legal fees.......................................................................                2,409
            Reports to shareholders..........................................................                2,012
            Trustee fees.....................................................................                1,738
            Miscellaneous....................................................................                1,617
            Insurance........................................................................                  358
                                                                                                               ---
                  Total expenses.............................................................               93,373
                  Less: expenses reimbursed..................................................              (27,702)
                                                                                                           -------
                  Net expenses...............................................................               65,671
                                                                                                            ------
                        Net investment income ...............................................                3,781
                                                                                                             -----

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
            Net realized gain from security transactions.....................................               53,242
            Net change in unrealized appreciation on investments.............................             (200,579)
                                                                                                          --------
                  Net realized and unrealized loss on investments............................             (147,337)
                                                                                                          --------
                        Net decrease in net assets resulting from operations ................           $ (143,556)
                                                                                                        ==========



See accompanying Notes to Financial Statements.

                               Academy Value Fund

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Six Months             Year
                                                                                      Ended               Ended
                                                                                  February 28,         August 31,
                                                                                      1998#               1997
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)......................................................     $ 3,781          $ (12,409)
Net realized gain from security transactions......................................      53,242            621,063
Net change in unrealized appreciation on investments..............................    (200,579)           691,891
                                                                                      --------            -------
      Net (decrease) increase in net assets resulting from operations ............    (143,556)         1,300,545
                                                                                      --------          ---------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain from security transactions......................................    (601,385)               -0-
                                                                                      --------                 -

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)......   1,491,057            306,917
                                                                                     ---------            -------
      Total increase in net assets ...............................................     746,116          1,607,462

NET ASSETS
Beginning of period...............................................................   6,268,797          4,661,335
                                                                                     ---------          ---------
End of period ....................................................................  $7,014,913         $6,268,797
                                                                                    ==========         ==========

(a) A summary of capital shares transactions is as follows:
                                                               Six Months                         Year
                                                                  Ended                           Ended
                                                           February 28, 1998#                August 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

                                                          Shares           Value          Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
      Shares sold....................................      80,793       $1,102,896         84,279      $1,109,926
      Shares issued in reinvestment of distribution..      47,353          601,385            -0-             -0-
      Shares redeemed................................     (15,796)        (213,224)       (63,999)       (803,009)
                                                          -------         --------        -------        --------
      Net increase...................................     112,350       $1,491,057         20,280       $ 306,917
                                                          =======       ==========         ======       =========

#Unaudited.

See accompanying Notes to Financial Statements.

                               Academy Value Fund

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months       Year Ended August 31,   December 9, 1994*
                                                            Ended                                      through
                                                      February 28,1998#    1997          1996      August 31,1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period...................    $14.56         $11.36        $11.60         $10.00
                                                           ------         ------        ------         ------
Income from investment operations:
      Net investment income (loss).....................      0.01          (0.03)         0.01           0.03
      Net realized and unrealized (loss) gain
        on investments.................................     (0.36)          3.23         (0.10)          1.57
                                                            -----           ----         -----           ----
Total from investment operations.......................     (0.35)          3.20         (0.09)          1.60
                                                            -----           ----         -----           ----
Less distributions:
      From net investment income.......................       -0-            -0-         (0.03)           -0-
      From net capital gains...........................     (1.29)           -0-         (0.12)           -0-
                                                            -----             -          -----             -
Total distributions....................................     (1.29)           -0-         (0.15)           -0-
                                                            -----             -          -----             -
Net asset value, end of period.........................    $12.92         $14.56        $11.36         $11.60
                                                           ======         ======        ======         ======

Total return...........................................     (2.22)%        28.17%        (0.64)%        22.68%+

Ratios/supplemental data:
Net assets, end of period (millions)...................     $ 7.0          $ 6.3         $ 4.7          $ 3.2

Ratio of expenses to average net assets:
      Before expense reimbursement and waived fee......      2.84%+         3.42%         3.39%          5.20%+
      After expense reimbursement and waived fee.......      2.00%+         2.00%         2.00%          2.00%+
Ratio of net investment (loss) gain to average net assets:
      Before expense reimbursement and waived fee......     (0.73)%+       (1.67)%       (1.20)%        (2.62)%+
      After expense reimbursement and waived fee.......      0.12%+        (0.24)%        0.18%          0.64%+

Portfolio turnover rate................................      5.21%         49.72%        27.71%         13.26%

Average commission rate paid per share++................   $0.0492        $0.0488        $0.0536          -

#Unaudited.
*Commencement of operations.
+Annualized.
++For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate paid per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

See accompanying Notes to Financial Statements.

                               Academy Value Fund

NOTES TO FINANCIAL STATEMENTS at February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Academy Value Fund (the "Fund") is a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Fund began operations on December 9, 1994. The investment objective of the Fund is growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Investment Income and Distributions. As is common in the industry, security transactions are accounted for on the trade date. The cost of securities owned on realized transactions are relieved on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND RELATED PARTY TRANSACTIONS

      For the six months ended February 28, 1998, Academy Capital Management, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the six months ended February 28, 1998, the Fund incurred $32,835 in Advisory fees.

                               Academy Value Fund

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce its fees to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.00% of average daily net assets. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Fund's obligation are subject to reimbursement by the Fund provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. For the six months ended February 28, 1998, the Advisor reimbursed the Fund in the amount of $27,702. The Fund may reimburse the Advisor pursuant to this agreement in later years in which operating expenses for the portfolio are less than the applicable percentage limitation set forth previously for any such year. As of February 28, 1998, the cumulative expense waiver and reimbursement from the Advisor to the Fund are $104,863 and $96,449, respectively.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

      Under $15 million        $30,000
      $15 to $50 million       0.20% of average  daily net assets
      $50 to $100 million      0.15% of average  daily net assets
      $100 to $150  million    0.10% of average daily net assets
      Over $150 million        0.05% of average daily net assets

      For the six months ended February 28, 1998, the Fund incurred $14,876 in Administration fees.

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION PLAN

      The Fund has adopted a Distribution Plan (the"Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. During the six months ended February 28, 1998, the Fund paid fees of $8,209 to the Advisor.

                               Academy Value Fund

NOTE 5 - PURCHASES AND SALES OF SECURITIES

      For the six months ended February 28, 1998, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $1,361,256 and $307,107, respectively.

NOTE 6 - REPURCHASE AGREEMENTS

      The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

      If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

                                     Advisor
                        Academy Capital Management, Inc.
                          500 North Valley Mills Drive
                                    Suite 208
                                Waco, Texas 76710
                                 (817) 751-0555

                                   Distributor
                          First Fund Distributors, Inc.
                            4455 East Camelback Road
                                   Suite 261E
                             Phoenix, Arizona 85018

                                    Custodian
                                 Star Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                 Transfer Agent
                          American Data Services, Inc.
                                  P.O. Box 5536
                         Hauppauge, New York 11788-0132

                              Independent Auditors
                               Ernst & Young, LLP
                             515 South Flower Street
                          Los Angeles, California 90071

                                  Legal Counsel
                     Paul, Hastings, Janofsky & Walker, LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104


  This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

  Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.